Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 56,077	$ 52,476	$ 47,669
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiaries	(2,456)	(1,871)	(9,383)
Gain on sale of aircraft	(18,878)	(6,277)	(8,360)
Gain on sale of investment in unconsolidated subsidiary			(36,882)
Depreciation	175,547	146,400	136,633
Aircraft impairment		8,825	11,382
Amortization of debt issuance costs	5,380	5,735	3,202
Amortization of lease incentives	18,934	9,019	6,989
Amortization of lease discounts/premiums and other items	9,977	8,173	6,281
Amortization of GAAM acquisition date fair market value adjustments	6,260	12,602	23,611
Net (gain) loss on extinguishment of debt	(3,960)	(15,881)	7,387
Share-based compensation	30	3,177	3,635
Deferred income taxes	6,169	6,195	(8,180)
Unrealized loss (gain) on derivative instruments	38	(1,263)	31,871
Security deposits and maintenance payment liability relieved	(30,376)	(31,360)	(47,694)
Security deposits and maintenance payment claims applied towards operating lease revenues		(2,596)	(7,671)
Distributions from unconsolidated subsidiaries	5,501
Changes in operating assets and liabilities:
Rent receivables	(4,767)	(4,982)	(1,070)
Other assets	(1,589)	(1,969)	5,644
Payable to related parties	(12,848)	(10,544)	(4,837)
Accounts payable and accrued liabilities	7,407	(1,305)	8,148
Rentals received in advance	2,699	2,344	(1,240)
Other liabilities	8,020	4,576	13,247
Net cash flows provided by operating activities	227,165	181,474	180,382
Cash Flows from Investing Activities
Distributions from unconsolidated subsidiaries	1,132		6,269
Proceeds from sale of investment in BBAM LP			49,500
Purchase of additional aircraft	(915,450)	(632,944)	(50,803)
Proceeds from sale of aircraft	88,617	48,539	67,740
Payment for aircraft improvement	(9,841)
Lessor contribution to maintenance	(5,017)	(24,185)	(16,626)
Net cash flows provided by (used in) investing activities	(840,559)	(608,590)	56,080
Cash Flows from Financing Activities
Restricted cash and cash equivalents	35,690	(39,731)	160,947
Security deposits received	18,134	13,910	9,398
Security deposits returned	(4,728)	(7,271)	(4,257)
Maintenance payment liability receipts	85,172	56,968	57,892
Maintenance payment liability disbursements	(45,412)	(16,612)	(28,150)
Debt extinguishment costs		(3,856)
Proceeds for unsecured borrowings	396,563	291,389
Proceeds from secured borrowings	298,658	587,083	459,200
Proceeds from Term Loan upsizing		101,892
Debt issuance costs	(1,803)	(11,825)	(16,483)
Repayment of secured borrowings	(192,974)	(444,607)	(847,607)
Proceeds from sale of notes payable			87,282
Proceeds from (payment for) termination of interest rate swap contract			(35,066)
Proceeds from issuance of shares, net of fees paid		172,595	23,914
Dividends	(41,392)	(30,531)	(21,629)
Dividend equivalents	(1,426)	(940)	(884)
Net cash flows proved by (used in) financing activities	546,482	668,464	(155,443)
Net (decrease) increase in cash	(66,912)	241,348	81,019
Cash at beginning of period	404,472	163,124	82,105
Cash at end of period	337,560	404,472	163,124
Cash paid during the period for:
Interest	119,745	97,451	118,672
Taxes	188	84	2,057
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	1,938	1,414	1,288
Other liabilities applied to maintenance payment liability and rent receivables	979
Maintenance payment liability applied to rent receivables and rentals received in advance		4,446	185
Withholding taxes netted against distributions received from BBAM LP			1,847
Security deposits and maintenance payment liability assumed	16,559	1,774	9,562
Other liabilities applied to purchase of aircraft	6,885
Rent receivable applied to purchase of aircraft	1,567
Deposits applied to purchase of aircraft	991
Security deposits and maintenance payment liability applied	8,678		2,170
Refundable deposits applied to sale of aircraft	3,376
Rent receivable applied to sale of aircraft	425
Secured borrowings assumed by buyer		38,500
Derivative liabilities assumed by buyer		$ 5,000